SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	1. Basis of Accounting The financial statements of the Plan are prepared on the accrual basis of accounting under accounting principles generally accepted in the United States of America (U.S. GAAP).
Use of Estimates

2. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition

3. Investment Valuation and Income Recognition

The Plan’s investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Note D for a discussion of fair value investments.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation or depreciation includes the Plan’s gains and losses on investments bought and sold, as well as held during the year.

Administrative Expenses	4. Administrative Expenses Certain administrative expenses of the Plan are paid by the Plan unless otherwise paid by the Company at the Company’s discretion.
Benefit Payments	5. Benefit Payments Benefit payments and distributions are recorded when paid. At December 31, 2025 and 2024, there were no benefits processed and approved for payment but not paid.
Notes Receivable from Participants

6. Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Income is recorded on the accrual basis. There was no material unpaid interest at December 31, 2025 and 2024. If a participant ceases to make loan repayments and the Plan administrator deems the participant loan to be in default, delinquent participant loans are reclassified as distributions based upon the terms of the Plan document and a benefit payment is recorded.

Risks and Uncertainties

7. Risks and Uncertainties

The Plan invests in various investment securities. Investments are exposed to various risks such as interest rate, market, and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.

The Plan is subject to concentrations of credit risks in its investments. Credit risk with respect to investments is limited to the Plan’s investments in the Company’s common stock representing 14% of the total assets as of December 31, 2025 and 14% as of December 31, 2024 (Note C).